Compensation Expense	12 Months Ended
Dec. 31, 2021
Share-based and Other Payment Arrangements [Abstract]
Compensation Expense	COMPENSATION EXPENSE
The breakdown of compensation expense, including the annual incentive plan (“AIP”) and long-term incentive plan (“LTIP”) related to various compensation arrangements, is set out below. AIP awards include both short-term (cash and one-year DSUs) and long-term (three-year DSUs, stock options, restricted shares and PSUs) incentives.

(in thousands of U.S. dollars)
For the years ended December 31	2021	2020

Salaries and benefits (1)	$43,630	$34,501
Annual incentive plan ("AIP")	32,228	17,787
Long-term incentive plan ("LTIP")	14,093	(193)
Total compensation expense (1)	$89,951	$52,095
(1) Comparative figures have been adjusted to conform with the current period presentation (Note 2).

The changes to transactions of the various cash-based and equity-based arrangements during the years ended December 31, 2021 and 2020 are detailed in the sections below.
Annual incentive plan

(in thousands of U.S. dollars)
For the years ended December 31	2021	2020

Cash-based	$15,922	$12,088
Equity-based	16,306	5,699
Total AIP expense	$32,228	$17,787

The Company’s AIP provides for an aggregate bonus pool based on the sum of all employees’ individual AIP targets. The portion of the pool attributable to senior executive management is market-benchmarked and subject to an adjustment factor, as approved by the Board, of between 50% and 150%, based on achievement of Company performance objectives determined by the Board at the beginning of each year. The final pool is then allocated among employees based on individual and collective performance. AIP awards will be made in cash and equity-based grants, with the proportion of equity-based awards being correlated to the seniority of an individual’s role within the Company.

Cash-based AIP expense

For the year ended December 31, 2021, the Company recognized $15,922 in cash-based AIP expense (2020 - $12,088), of which $15,724 relates to current-year entitlements, and the remainder relates to prior-year adjustments that were paid during 2021.

The following table summarizes the movement in the AIP liability:

(in thousands of U.S. dollars)	December 31, 2021	December 31, 2020
Balance, beginning of year	$631	$20
AIP expense	15,922	12,088
Payments	(16,270)	(11,762)
Translation adjustment	(210)	285
Balance, end of year	$73	$631

Equity-based AIP expense

For the year ended December 31, 2021, the Company recognized $16,306 in equity-based AIP expense (2020 - $5,699), of which $7,308 (2020 - $1,631) relates to current-year entitlements of performance share units (PSUs), deferred share units (DSUs), stock options and restricted shares. The remaining $8,998 (2020 - $4,068) relates to the amortization of PSUs, DSUs, stock options and restricted shares granted in prior years, along with the revaluation of PSUs at each reporting date as the total liability amount is dependent on the Company's share price.

Of the total equity-based AIP expense, the Company recognized $10,321 (2020 - $3,633) in cash-settled AIP expense related to PSUs and $5,985 (2020 - $2,066) in equity-settled AIP expense related to DSUs, stock options and restricted shares.

The following table summarizes the movement in the PSU liability:

(in thousands of U.S. dollars)	December 31, 2021	December 31, 2020
Balance, beginning of year	$6,489	$2,722
PSU expense	10,321	3,633
Payments	(4,755)	—
Translation adjustment	9	134
Balance, end of year	$12,064	$6,489

Long-term incentive plan

(in thousands of U.S. dollars)
For the years ended December 31	2021	2020

Cash-based	$13,532	$(3,106)
Equity-based	561	2,913
Total LTIP expense	$14,093	$(193)

Cash-based LTIP expense

A liability for cash-component LTIP awards is accrued based on expected performance fees that would be generated from the fair value of the assets within each Investment Vehicle but disbursed only when such performance fees are earned and recognized as revenue. Changes in LTIP are primarily caused by changes to fair values of the underlying investments, which result from timing and cash flow changes at the project level of each Investment Vehicle, and changing business conditions.

For the year ended December 31, 2021, the Company increased its accrual related to cash-component LTIP by $13,532 (2020 - decrease of $3,106) as a result of an increase in expected future performance fees from Investment Vehicles that will be paid to management when cash is received from each investment over time.

The following table summarizes the movement in the LTIP liability:

(in thousands of U.S. dollars)	December 31, 2021	December 31, 2020
Balance, beginning of year	$11,688	$16,332
LTIP expense (recovery)	13,532	(3,106)
Payments	(3,775)	(1,579)
Translation adjustment	(14)	41
Balance, end of year	$21,431	$11,688

Equity-based LTIP expense

For the year ended December 31, 2021, the Company recorded $561 in equity-based LTIP expense (2020 - $2,913), which relates to current-year entitlements as well as DSUs and stock options granted in prior years. LTIP expense related to income from THP1 US (a U.S. residential development investment) is paid in DSUs vesting in equal tranches over a three-year period commencing on the anniversary date of each grant, pursuant to the LTIP as amended on May 6, 2019. LTIP DSU awards prior to this LTIP amendment date vested equally over a five-year period commencing on the anniversary of each grant. Compensation expense related to the stock options is recognized on a graded vesting basis.

Stock option plan

For the year ended December 31, 2021, the Company recorded a stock option expense of $249 (2020 - $2,321), comprised of $230 of AIP expense (2020 - $90) and $19 of LTIP expense (2020 - $2,231).

The following tables summarize the movement in the stock option plan during the years ended December 31, 2021 and December 31, 2020.

	TSX		NYSE
For the year ended December 31, 2021	Number of options	Weighted average exercise price (CAD)	Number of options	Weighted average exercise price (USD)

Opening balance - outstanding	2,241,339	$10.34	—	$—
Granted	25,890	18.85	31,764	14.67
Exercised	(281,666)	10.37	—	—
Ending balance - outstanding	1,985,563	$10.45	31,764	$14.67

	TSX		NYSE
For the year ended December 31, 2020	Number of options	Weighted average exercise price (CAD)	Number of options	Weighted average exercise price (USD)

Opening balance - outstanding	4,572,010	$9.24	—	$—
Granted	199,380	11.50	—	—
Exercised	(644,717)	7.87	—	—
Canceled	(1,750,334)	8.55	—	—
Forfeited	(135,000)	9.74	—	—
Ending balance - outstanding	2,241,339	$10.34	—	$—
The following table presents the inputs used to value the stock options granted in 2021:

For the years ended December 31	2021	2020
Risk-free interest rate (%)	1.26	0.45
Expected option life (years)	5.03	4.97
Expected volatility (%)	25.74	27.11
The following table summarizes the stock options outstanding as at December 31, 2021:

		December 31, 2021
Grant date	Expiration date	Options outstanding	Options exercisable	Exercise price of outstanding options (CAD)	Exercise price of outstanding options (USD)

November 14, 2016	November 14, 2023	550,000	550,000	$8.85	$—
December 15, 2017	December 15, 2024	800,000	800,000	11.35	—
December 17, 2018	December 17, 2025	410,293	410,293	9.81	—
December 15, 2020	December 15, 2027	199,380	66,459	11.50	—
December 15, 2021	December 15, 2028	25,890	—	18.85	—
December 15, 2021	December 15, 2028	31,764	—	—	14.67
Total		2,017,327	1,826,752	$10.45	$14.67

AIP liability is recorded within amounts payable and accrued liabilities, and the equity component is included in the contributed surplus. The breakdown is presented below.

(in thousands of U.S. dollars)	December 31, 2021	December 31, 2020
Amounts payable and accrued liabilities (Note 12)(1)	$12,137	$7,120
Equity - contributed surplus	13,332	8,755
Total AIP	$25,469	$15,875
(1) This balance includes outstanding PSU liability of $12,064 (2020 - $6,489) and cash-based AIP liability of $73 (2020 - $631).

LTIP liability and equity components are presented on the balance sheet as follows:

(in thousands of U.S. dollars)	December 31, 2021	December 31, 2020
LTIP - liability	$21,431	$11,688
Equity - contributed surplus	7,914	9,557
Total LTIP	$29,345	$21,245